Fair Value Measurements (Narrative) (Details) - USD ($)	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Goodwill, Impairment Loss	$ 0	$ 0
Fair Value Inputs, Prepayment Rate	1.00%	1.00%
Annual prepayments maturity	100.00%	100.00%
Additional basis points	150.00%	150.00%
Minimum
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Collateral discount	20.00%	20.00%
Maximum
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Collateral discount	30.00%	30.00%
Other Assets
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Write Downs Included In Other Noninterest Expense	$ 444,000	$ 1,449,000